Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 848,366,757.43
Total Fee Amount	117,159.45
Total Offset Amount	0.00
Net Fee	$ 117,159.45
Offering Table N/A
Offset Table N/A	N/A